JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 0.4%
CAE, Inc. *	1,108,681	31,613,731
Automobile Components — 0.5%
Magna International, Inc.	918,592	37,669,167
Banks — 24.0%
Bank of Montreal (a)	2,540,275	280,390,920
Bank of Nova Scotia (The)	4,338,672	241,388,730
Canadian Imperial Bank of Commerce	3,284,867	234,772,214
National Bank of Canada	1,362,600	141,737,542
Royal Bank of Canada	4,926,589	632,143,662
Toronto-Dominion Bank (The)	6,000,082	437,015,210
		1,967,448,278
Broadline Retail — 1.9%
Canadian Tire Corp. Ltd., Class A (a)	179,094	23,986,911
Dollarama, Inc.	969,091	132,452,695
		156,439,606
Capital Markets — 5.2%
Brookfield Asset Management Ltd., Class A	1,425,832	87,920,818
Brookfield Corp.	4,300,371	288,046,646
IGM Financial, Inc.	281,199	9,311,064
TMX Group Ltd.	956,310	38,884,603
		424,163,131
Chemicals — 1.2%
Nutrien Ltd.	1,701,838	100,972,937
Commercial Services & Supplies — 3.4%
GFL Environmental, Inc. (a)	942,020	47,440,932
RB Global, Inc.	621,634	67,309,288
Waste Connections, Inc.	896,583	167,423,416
		282,173,636
Construction & Engineering — 1.6%
Stantec, Inc.	382,249	41,783,656
WSP Global, Inc.	452,689	93,210,285
		134,993,941
Consumer Staples Distribution & Retail — 3.7%
Alimentation Couche-Tard, Inc.	2,476,674	128,695,531
George Weston Ltd.	185,047	35,162,402
Loblaw Cos. Ltd.	498,688	80,644,501
Metro, Inc.	764,567	58,462,669
		302,965,103
Containers & Packaging — 0.3%
CCL Industries, Inc., Class B	508,861	28,443,479
Diversified Telecommunication Services — 0.8%
BCE, Inc.	1,069,291	24,941,891

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — continued
Quebecor, Inc., Class B	536,381	15,089,587
TELUS Corp.	1,756,376	28,292,662
		68,324,140
Electric Utilities — 2.1%
Emera, Inc. (a)	1,037,142	48,698,368
Fortis, Inc.	1,747,260	85,496,700
Hydro One Ltd. (b)	1,101,842	38,965,256
		173,160,324
Food Products — 0.2%
Saputo, Inc.	886,376	18,589,843
Gas Utilities — 0.4%
AltaGas Ltd.	1,029,708	30,402,248
Ground Transportation — 5.3%
Canadian National Railway Co.	1,885,810	176,086,965
Canadian Pacific Kansas City Ltd.	3,245,811	238,703,912
TFI International, Inc.	265,083	23,053,191
		437,844,068
Hotels, Restaurants & Leisure — 0.9%
Restaurant Brands International, Inc.	1,053,435	71,480,917
Insurance — 8.6%
Fairfax Financial Holdings Ltd.	69,562	123,036,784
Great-West Lifeco, Inc.	953,757	35,814,071
iA Financial Corp., Inc.	324,706	31,783,974
Intact Financial Corp.	620,551	128,266,315
Manulife Financial Corp.	6,015,867	186,128,911
Power Corp. of Canada	1,880,637	75,790,105
Sun Life Financial, Inc.	1,995,490	121,664,979
		702,485,139
IT Services — 7.1%
CGI, Inc.	697,448	67,238,094
Shopify, Inc., Class A *	4,216,196	515,370,321
		582,608,415
Metals & Mining — 9.7%
Agnico Eagle Mines Ltd.	1,747,713	216,963,130
Barrick Mining Corp.	5,972,994	126,089,834
First Quantum Minerals Ltd. *	2,366,382	39,775,575
Franco-Nevada Corp.	635,778	101,276,646
Ivanhoe Mines Ltd., Class A *	2,500,811	19,510,513
Kinross Gold Corp.	4,263,747	68,221,183
Lundin Mining Corp.	2,400,098	24,510,239
Teck Resources Ltd., Class B	1,612,601	52,290,822
Wheaton Precious Metals Corp.	1,577,971	144,313,283
		792,951,225

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 16.2%
ARC Resources Ltd.	2,043,491	39,893,499
Cameco Corp.	1,452,377	109,043,576
Canadian Natural Resources Ltd.	7,191,593	227,643,814
Cenovus Energy, Inc.	4,428,546	67,406,203
Enbridge, Inc.	7,586,705	343,580,932
Imperial Oil Ltd.	539,058	44,946,139
Keyera Corp.	797,428	25,034,727
Pembina Pipeline Corp.	2,016,534	74,950,564
Suncor Energy, Inc.	4,309,454	169,970,887
TC Energy Corp.	3,608,680	172,308,219
Tourmaline Oil Corp.	1,225,826	52,170,150
		1,326,948,710
Professional Services — 1.2%
Thomson Reuters Corp.	477,515	95,833,737
Real Estate Management & Development — 0.3%
FirstService Corp.	146,102	28,798,628
Software — 3.4%
Constellation Software, Inc.	72,354	249,619,211
Open Text Corp.	917,772	27,011,217
		276,630,428
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	524,607	26,499,166
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B (a)	1,326,435	44,303,848
Total Common Stocks (Cost $5,794,040,435)		8,143,743,845
	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., Zero Coupon, 3/31/2040 ‡ * (Cost $-)	65,101	—
	SHARES	VALUE($)
Short-Term Investments — 3.7%
Investment of Cash Collateral from Securities Loaned — 3.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $298,514,322)	298,514,322	298,514,322
Total Investments — 102.9% (Cost $6,092,554,757)		8,442,258,167
Liabilities in Excess of Other Assets — (2.9)%		(235,291,147)
NET ASSETS — 100.0%		8,206,967,020

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $280,836,062.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	255	09/18/2025	CAD	59,749,062	1,303,645

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$8,143,743,845	$—	$—	$8,143,743,845
Warrants	—	—	—(a )	—(a )
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	298,514,322	—	—	298,514,322
Total Investments in Securities	$8,442,258,167	$—	$— (a)	$8,442,258,167
Appreciation in Other Financial Instruments
Futures Contracts	$1,303,645	$—	$—	$1,303,645

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$227,654,452	$8,010,964,887	$7,940,105,017	$—	$—	$298,514,322	298,514,322	$9,650,193	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.